Shareholder Fees - FidelitySeriesGovernmentMoneyMarketFund-PRO	Oct. 30, 2024 USD ($)
FidelitySeriesGovernmentMoneyMarketFund-PRO | Fidelity Series Government Money Market Fund
Shareholder Fees:
(fees paid directly from your investment)	none